         ANNUAL REPORT
      ------------------------------------------------------
         August 31, 1998




               NEUBERGER&BERMAN
               EQUITY TRUST-Registered Trademark-

         Neuberger&Berman
               NYCDC SOCIALLY RESPONSIVE TRUST

TABLE OF CONTENTS

    THE FUND

    CHAIRMAN'S LETTER                              A-4

    PORTFOLIO COMMENTARY                           A-6

    GROWTH OF A DOLLAR CHART                       B-1
      COMPARISON OF A $10,000 INVESTMENT

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS                           B-8
      PER SHARE DATA

    REPORT OF INDEPENDENT
    ACCOUNTANTS                                   B-10

    THE PORTFOLIO

    SCHEDULE OF INVESTMENTS                       B-11
      TOP TEN EQUITY HOLDINGS

    FINANCIAL STATEMENTS                          B-14

    FINANCIAL HIGHLIGHTS                          B-20

    REPORT OF INDEPENDENT
    ACCOUNTANTS                                   B-21

    OTHER INFORMATION
Directory/Officers and Trustees                    C-1

CHAIRMAN'S LETTER                                               October 16, 1998

Dear Fellow Shareholder,
  From 1996 through the first half of 1998, we enjoyed a "best of all possible worlds" for equities -- low inflation, low interest rates and strong corporate profits. Not surprisingly, investors reacted to all this good news by bidding up stocks to historically high valuations. When Asian economic problems deepened in the first half of 1998, and earnings projections were revised downward, the broad stock market began to deteriorate. Small-cap and mid-cap stocks declined and, save for a relative handful of market darlings, large-cap stocks began to drift as well. When Russia imploded in late summer and our own political crisis escalated, equity investors rushed to the exits.
  Is the American economy truly imperiled? Inflation appears to be heading lower. The Federal Reserve just lowered short-term interest rates by 0.25 percentage point. The yield on the 30-year Treasury Bond hovers near its all time low. Yes, profits are being squeezed in certain sectors, but the American economy continues to be sound. Economically sensitive cyclical companies are now trading at historically low valuations and even some of the market's highest flyers have come down to earth. Is this the time to abandon equities? We think not.
  At Neuberger&Berman, we believe buying good companies at opportunistic prices is the best long-term investment strategy. The performance of the S&P "500" Index itself disguises the fact that 60% of all New York Stock Exchange listed stocks are down 30% or more from their 52-week highs and 80% of all NASDAQ traded issues are off by the same amount. Investors' "irrational exuberance" for a relative handful of companies and disdain for all others has made for difficult comparisons for value and price sensitive growth-stock investors. We believe this is a short-term phenomenon, which has set the stage going forward for much better relative performance for true value investors.
  The underperformance of our value-oriented strategies over the last year has not tempted us to abandon them. Our value funds will continue looking for the stocks of good companies at favorable prices. Our growth fund managers will continue to focus on companies with earnings growth and reasonable price-to-earnings ratios. We, the principals and employees of Neuberger&Berman, LLC, still have in excess of $125 million of our own savings, for our future and that of our children, invested along with you. In the following pages, our portfolio managers will present their carefully considered perspectives on the future. We trust you will gain some valuable insights on the currently volatile markets and a greater appreciation of our efforts on your behalf.

Sincerely,

/s/ Stanley Egener

Stanley Egener
Chairman of the Board
Neuberger&Berman Equity Trust

PORTFOLIO COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

   PORTFOLIO MANAGER JANET PRINDLE BELIEVES DOING GOOD IS GOOD BUSINESS AND HAS THE POTENTIAL TO PRODUCE POSITIVE INVESTMENT RESULTS. SHE FOCUSES ON COMPANIES THAT ARE AGENTS OF FAVORABLE CHANGE IN WORKPLACE POLICIES (PARTICULARLY FOR WOMEN AND MINORITIES); ARE GOOD CORPORATE CITIZENS; AND ARE RESPONSIVE TO ENVIRONMENTAL ISSUES. SHE DOES NOT INVEST IN TOBACCO, ALCOHOL, GAMBLING, NUCLEAR POWER, OR WEAPONS COMPANIES. BUT, SOCIAL RESPONSIBILITY ALONE DOES NOT QUALIFY A COMPANY AS A GOOD INVESTMENT. TRUE TO NEUBERGER& BERMAN'S PRINCIPLES, PORTFOLIO CANDIDATES MUST FIRST BE FUNDAMENTALLY ATTRACTIVE. THEN, AND ONLY THEN, ARE SOCIAL SCREENS APPLIED. THE OBJECTIVE IS SIMPLE AND STRAIGHTFORWARD -- TO SERVE BOTH SOCIETY AND SHAREHOLDERS.

  For the six- and twelve-month fiscal periods concluding August 31, 1998, NYCDC Socially Responsive Trust-SM- declined -17.04% and -5.49%, respectively, compared to the Standard & Poor's 500 Index's -8.12% decrease and 8.08% return over the same time periods (see page B-1 for comparison of a $10,000 investment and average annual total returns as of August 31, 1998).*
  In fiscal 1998, the exceptional performance of the relative handful of large-cap growth stocks that dominate the capitalization-weighted S&P "500" masked the underlying deterioration of the stock market. To wit, at the end of this reporting period, the majority of New York Stock Exchange listed securities were well below their 52-week highs. A broad market decline during a period of global economic turmoil is understandable. Uncharacteristically, the fundamentally attractive stocks value investors favor were punished far more severely than the high flyers. Our best guess is that if another shoe is to drop, it will land squarely on those stocks whose valuations still defy fundamental gravity. Looking ahead, we expect the U.S. stock market to remain volatile until there is some evidence of global economic stability and our own political crisis is resolved.
  As a result of Asian economic weakness, global commodity deflation (lower prices for oil, paper, chemicals, steel, etc.), and a worldwide

----------------------------------------------------------------------
          NYCDC Socially Responsive Trust (Cont'd) slowdown in capital spending (slower computer, construction and industrial equipment sales), our basic materials, capital goods, energy, and technology investments performed poorly in fiscal 1998. Going forward, we think these already beaten-down cyclical stocks will hold up well relative to other market sectors and at current valuations, represent exceptional long-term opportunity.
  Although they finished the fiscal year with only a modest decline, our investments in the financial services sector were hit particularly hard in August as investors dumped money center banks and brokerage/asset management stocks. We believe investor response to the potentially negative impact of global financial distress and declining stock markets worldwide on financial companies is to some degree justified, but already overdone. For example, CITICORP stock was nearly halved in August on fears that loan exposure in Russia and Latin America would decimate earnings. We don't see the earnings dropping precipitously, and believe CITICORP is a terrific bargain at current prices. Neuberger&Berman has excellent coverage in the financial services industry and we believe our long-term commitment to this traditional value sector will be rewarded.
  Although good news has been a rare commodity over the last year, our communications services and healthcare investments performed quite admirably. We were modestly underweighted in communications services, but our stock picks excelled, gaining more than 50% for the year. Our health care selections led by Johnson & Johnson, SmithKline Beecham and Warner Lambert, advanced more than 25%.
  We have chosen to highlight Warner Lambert as a company that continues to present excellent long-term investment value and qualifies as a socially responsive corporate citizen. Warner Lambert's new anti-cholesterol drug, Lipitor, is gaining market share from competitors and fast approaching blockbuster status. The company is growing earnings faster than any other U.S. or U.K. based major pharmaceutical company -- a trend we believe will continue for the next several years. Like the leading branded consumer goods stocks, the drug stocks have well

----------------------------------------------------------------------
          NYCDC Socially Responsive Trust (Cont'd) above market average price-to-earnings (P/E) ratios and can not be categorized as absolute fundamental bargains. However, drug company earnings have so far been largely immune to general economic weakness here and abroad and, therefore, higher P/E ratios appear justified.
  Warner Lambert has a good environmental record and now participates in three voluntary programs with the Environmental Protection Agency. The company has a great diversity record, with two African Americans and one woman on the Board of Directors. WLA also has one of the best work-family programs in the country and is a large charitable giver. This is a company that knows how to make money and take good care of the environment, its employees and some very worthy causes.
  In closing, in fiscal 1998, value investing played the tortoise to the large-cap growth stock hare. Both have lost ground in recent months. However, we believe our tortoise is ready to win the next leg of the race and ultimately triumph in the market marathon.

Sincerely,

/s/ Janet Prindle

Janet Prindle
PORTFOLIO MANAGER

*The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

 The composition, industries and holdings of the Portfolio are subject to change. Socially Responsive Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                 August 31, 1998
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return*
                                  NYCDC Socially
                                Responsive Trust   S&P "500"
1 Year                                    -5.49%      +8.08%
Life of Fund                             +14.82%     +20.11%
                                  NYCDC Socially
                                Responsive Trust   S&P "500"
3/14/94                                  $10,000     $10,000
8/31/94                                  $10,225     $10,345
1995                                     $12,163     $12,561
1996                                     $14,750     $14,909
1997                                     $19,647     $20,981
1998                                     $18,567     $22,677

   The inception date of Neuberger&Berman NYCDC Socially Responsive Trust-SM- is 3/14/94.
   Neuberger&Berman Management Inc.-Registered Trademark- has voluntarily undertaken to reimburse NYCDC Socially Responsive Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed 0.60% per annum of NYCDC Socially Responsive Trust's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such reimbursement, the average annual total returns of the Trust would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                      August 31,
(000'S OMITTED EXCEPT PER SHARE AMOUNT)                  1998
                                                    --------------
ASSETS
      Investment in Portfolio, at value (Note A)    $     186,655
      Receivable from administrator -- net (Note
        B)                                                     30
      Receivable for Trust shares sold                         17
      Deferred organization costs (Note A)                      5
                                                    --------------
                                                          186,707
                                                    --------------
LIABILITIES
      Accrued expenses                                         33
      Payable for Trust shares redeemed                         4
                                                    --------------
                                                               37
                                                    --------------
NET ASSETS at value                                 $     186,670
                                                    --------------

NET ASSETS consist of:
      Par value                                     $          12
      Paid-in capital in excess of par value              147,292
      Accumulated undistributed net investment
        income                                              1,909
      Accumulated net realized gains on investment         18,843
      Net unrealized appreciation in value of
        investment                                         18,614
                                                    --------------
NET ASSETS at value                                 $     186,670
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                        11,838
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $15.77
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                      For the
                                                     Year Ended
                                                     August 31,
(000'S OMITTED)                                         1998
                                                    ------------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)       $     3,305
                                                    ------------
    Expenses:
      Administration fee (Note B)                           109
      Shareholder reports                                    34
      Shareholder servicing agent fees                       17
      Registration and filing fees                           10
      Custodian fees                                         10
      Amortization of deferred organization and
        initial offering expenses (Note A)                   10
      Legal fees                                              6
      Trustees' fees and expenses                             5
      Auditing fees                                           4
      Miscellaneous                                           2
      Expenses from Portfolio (Notes A & B)               1,312
                                                    ------------
        Total expenses                                    1,519
      Expenses reimbursed by administrator and
        reduced by custodian fee expense offset
        arrangement (Note B)                               (213)
                                                    ------------
        Total net expenses                                1,306
                                                    ------------
        Net investment income                             1,999
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM PORTFOLIO (NOTE A)
    Net realized gain on investment securities           21,314
    Change in net unrealized appreciation of
      investment securities                             (34,977)
                                                    ------------
        Net loss on investments from Portfolio
          (Note A)                                      (13,663)
                                                    ------------
        Net decrease in net assets resulting from
          operations                                $   (11,664)
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                     For the
                                                   Year Ended
                                                   August 31,
(000'S OMITTED)                               1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $       1,999   $       1,726
    Net realized gain on investments
      from Portfolio (Note A)                    21,314           9,823
    Change in net unrealized
      appreciation of investments from
      Portfolio (Note A)                        (34,977)         32,327
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from operations          (11,664)         43,876
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                        (1,260)         (1,442)
    Net realized gain on investments             (9,382)        (10,729)
                                          -----------------------------
    Total distributions to shareholders         (10,642)        (12,171)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                    48,075          44,262
    Proceeds from reinvestment of
      dividends and distributions                10,642          12,171
    Payments for shares redeemed                (38,604)        (24,911)
                                          -----------------------------
    Net increase from Trust share
      transactions                               20,113          31,522
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS            (2,193)         63,227
NET ASSETS:
    Beginning of year                           188,863         125,636
                                          -----------------------------
    End of year                           $     186,670   $     188,863
                                          -----------------------------
    Accumulated undistributed net
      investment income at end of year    $       1,909   $       1,171
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                          2,554           2,775
    Issued on reinvestment of dividends
      and distributions                             619             812
    Redeemed                                     (2,052)         (1,582)
                                          -----------------------------
    Net increase in shares outstanding            1,121           2,005
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                 August 31, 1998
----------------------------------------------------------------------
          Equity Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman NYCDC Socially Responsive Trust (the "Fund") is a separate operating series of Neuberger&Berman Equity
   Trust-Registered Trademark- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Neuberger&Berman Socially Responsive Portfolio of Equity Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (65.99% at August 31, 1998). The Fund was created as an investment vehicle for participants in the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued by Equity Managers Trust as indicated in the notes following the Portfolio's Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund is treated as a separate entity for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. Income dividends and distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. For the year ended August 31, 1998, the Fund hereby designates an additional $522,193 as a capital gain distribution for the purpose of the dividend paid deduction.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period. At August 31, 1998, the unamortized balance of such expenses amounted to $5,082.
6) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger&Berman Management Incorporated ("N&B Management") as its administrator under an Administration Agreement ("Agreement") dated as of March 11, 1994. Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of 0.05% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio).
   N&B Management has voluntarily undertaken to reimburse the Fund for its operating expenses and its pro rata share of the Portfolio's operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.60% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the year ended August 31, 1998, such excess expenses amounted to $212,528.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Fund also has a distribution agreement with N&B Management. N&B Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Portfolio and Morgan Stanley & Co. Incorporated (Morgan), Morgan has agreed to reimburse the Portfolio for transaction costs incurred on security lending transactions charged by the custodian. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $184 and $28.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended August 31, 1998, additions and reductions in the Fund's investment in the Portfolio amounted to $28,087,739 and $18,580,358, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          NYCDC Socially Responsive Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                                                For the
                                                                                              Period from
                                                                                               March 14,
                                                                                              1994(2) to
                                                   For the Year Ended August 31,              August 31,
                                             1998        1997        1996        1995            1994
                                            ---------------------------------------------------------------
Net Asset Value, Beginning of Year          $ 17.62     $ 14.42     $ 12.27     $ 10.43     $    10.20
                                            ---------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                       .17         .17         .14         .13            .06
    Net Gains or Losses on Securities
     (both realized and unrealized)           (1.06)       4.38        2.44        1.82            .17
                                            ---------------------------------------------------------------
      Total From Investment Operations         (.89)       4.55        2.58        1.95            .23
                                            ---------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.16)       (.16)       (.12)       (.11)            --
    Distributions (from net capital
     gains)                                    (.80)      (1.19)       (.31)         --             --
                                            ---------------------------------------------------------------
      Total Distributions                      (.96)      (1.35)       (.43)       (.11)            --
                                            ---------------------------------------------------------------
Net Asset Value, End of Year                $ 15.77     $ 17.62     $ 14.42     $ 12.27     $    10.43
                                            ---------------------------------------------------------------
Total Return(3)                               -5.49%     +33.20%     +21.27%     +18.95%         +2.26%(4)
                                            ---------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $ 186.7     $ 188.9     $ 125.6     $  88.5     $     68.6
                                            ---------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(5)                              .60%        .60%        .60%         --             --
                                            ---------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(6)                                  .60%        .60%        .60%        .60%           .60%(7)
                                            ---------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(6)                      .92%       1.11%       1.06%       1.26%          1.42%(7)
                                            ---------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                 August 31, 1998
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses.
2) The date investment operations commenced.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses.
4) Not annualized.
5) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                                                             For the
                                                                                           Period From
                                                                                         March 14, 1994
                                                    For the Year Ended August 31,         to August 31,
                                                 1998      1997      1996      1995           1994
--------------------------------------------------------------------------------------------------------
Net Expenses                                     .70%      .73%      .80%       .85%           .84%
                                                 -------------------------------------------------------
Net Investment Income                            .82%      .98%      .86%      1.01%          1.18%
                                                 -------------------------------------------------------

7) Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Neuberger&Berman Equity Trust and
Shareholders of Neuberger&Berman NYCDC Socially Responsive Trust

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger&Berman NYCDC Socially Responsive Trust (the "Trust") at August 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 9, 1998

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                 August 31, 1998

--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Warner-Lambert                                  3.5%
 2.  Wal-Mart Stores                                 3.1%
 3.  WorldCom, Inc.                                  2.6%
 4.  Fannie Mae                                      2.5%
 5.  Cinergy Corp.                                   2.5%
 6.  Biogen, Inc.                                    2.5%
 7.  MarketSpan Corp.                                2.4%
 8.  Sears, Roebuck                                  2.4%
 9.  TYCO International                              2.4%
10.  ESG Re                                          2.3%

                                                Market
  Number                                       Value(1)
of Shares                                   (000's omitted)
----------                                  ---------------
COMMON STOCKS (93.9%)
ADVERTISING (1.9%)
   240,000  True North Communications       $    5,460
                                            ---------------
AUTOMOTIVE (2.1%)
   150,000  Borg-Warner Automotive               6,075
                                            ---------------
BANKING (7.2%)
    45,000  CITICORP                             4,865
   200,000  Dime Bancorp                         3,800
    90,000  National City                        5,288
   195,000  Southtrust Corp.                     6,313
                                            ---------------
                                                20,266
                                            ---------------
CHEMICALS (2.9%)
   100,000  Minerals Technologies                3,631
    80,000  Perkin-Elmer                         4,630
                                            ---------------
                                                 8,261
                                            ---------------
CONSUMER GOODS & SERVICES (4.2%)
   200,000  Hasbro, Inc.                         6,262
   150,000  Kimberly-Clark                       5,719
                                            ---------------
                                                11,981
                                            ---------------

                                                Market
  Number                                       Value(1)
of Shares                                   (000's omitted)
----------                                  ---------------
DIVERSIFIED (4.3%)
    80,000  Minnesota Mining &
             Manufacturing                  $    5,480
   120,000  TYCO International                   6,660
                                            ---------------
                                                12,140
                                            ---------------
ENERGY (3.1%)
    80,000  Chevron Corp.                        5,925
   120,000  Noble Affiliates                     2,775
                                            ---------------
                                                 8,700
                                            ---------------
FINANCIAL SERVICES (10.2%)
    64,800  A.G. Edwards                         1,758
   128,000  Ambac Financial Group                6,040
   180,000  Conseco, Inc.                        4,972
   125,000  Fannie Mae                           7,102
   100,000  Heller Financial                     1,975(2)
   300,000  Indigo Aviation ADR                  2,325(2)
   105,000  Travelers Group                      4,659
                                            ---------------
                                                28,831
                                            ---------------
FOOD & BEVERAGE (2.0%)
   100,000  McDonald's Corp.                     5,606
                                            ---------------
FURNISHINGS (2.1%)
   300,000  Leggett & Platt                      6,019
                                            ---------------
HEALTH CARE (11.5%)
   150,000  Biogen, Inc.                         6,937(2)
   200,000  Invacare Corp.                       4,050
    80,000  Johnson & Johnson                    5,520
   150,000  Warner-Lambert                       9,788
   118,000  Wellpoint Health Networks            6,298(2)
                                            ---------------
                                                32,593
                                            ---------------
HOSPITAL SUPPLIES (3.6%)
    64,500  Beckman Coulter                      3,572
   200,000  C.R. Bard                            6,550
                                            ---------------
                                                10,122
                                            ---------------
INDUSTRIAL & COMMERCIAL PRODUCTS (2.1%)
   200,000  Raychem Corp.                        5,800
                                            ---------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                 August 31, 1998

--------------------------------------------------------------------------------

          Socially Responsive Portfolio (Cont'd)

                                                Market
  Number                                       Value(1)
of Shares                                   (000's omitted)
----------                                  ---------------
INSURANCE (6.3%)
   380,000  ESG Re                          $    6,603
   160,000  ReliaStar Financial                  6,280
   160,000  St. Paul Cos.                        4,890
                                            ---------------
                                                17,773
                                            ---------------
MACHINERY & EQUIPMENT (1.4%)
   200,000  Cincinnati Milacron                  3,875
                                            ---------------
OIL SERVICES (1.1%)
   120,000  Dresser Industries                   3,067
                                            ---------------
PUBLISHING & BROADCASTING (3.3%)
   200,000  CMP Media                            3,275(2)
   200,000  Valassis Communications              5,963(2)
                                            ---------------
                                                 9,238
                                            ---------------
RECYCLING (0.8%)
   187,500  IMCO Recycling                       2,273
                                            ---------------
RETAIL GROCERY (1.1%)
    60,000  Albertson's Inc.                     3,034
                                            ---------------
RETAIL STORES (2.4%)
   150,000  Sears, Roebuck                       6,816
                                            ---------------
RETAILING (3.1%)
   150,000  Wal-Mart Stores                      8,813
                                            ---------------
TECHNOLOGY (7.4%)
   250,000  Analog Devices                       3,516(2)
   120,000  Hewlett-Packard                      5,828
    80,000  Intel Corp.                          5,695
   330,000  Unisys Corp.                         5,919(2)
                                            ---------------
                                                20,958
                                            ---------------
TELECOMMUNICATIONS (3.0%)
   303,200  Metromedia International Group       1,250(2)
   180,000  WorldCom, Inc.                       7,369(2)
                                            ---------------
                                                 8,619
                                            ---------------
                                                Market
  Number                                       Value(1)
of Shares                                   (000's omitted)
----------                                  ---------------
UTILITIES, ELECTRIC & GAS (6.8%)
   200,000  Cinergy Corp.                   $    6,950
   300,000  DPL Inc.                             5,400
   250,000  MarketSpan Corp.                     6,844
                                            ---------------
                                                19,194
                                            ---------------
            TOTAL COMMON STOCKS (COST
             $249,001)                         265,514
                                            ---------------
Principal
  Amount
----------
U.S. TREASURY SECURITIES (6.3%)
$17,991,000 U.S. Treasury Bills, 4.66% &
             4.87%, due 9/10/98 & 10/8/98
             (COST $17,914)                     17,914(3)
                                            ---------------
SHORT-TERM INVESTMENTS (0.9%)
 2,537,784  N&B Securities Lending Quality
             Fund, LLC                           2,538(3)
   100,000  Self Help Credit Union, 5.25%,
             due 11/24/98                          100(3)
                                            ---------------
            TOTAL SHORT-TERM INVESTMENTS
             (COST $2,638)                       2,638
                                            ---------------
            TOTAL INVESTMENTS (101.1%)
             (COST $269,553)                   286,066(4)
            Liabilities, less cash,
             receivables and other assets
             [(1.1%)]                           (3,216)
                                            ---------------
            TOTAL NET ASSETS (100.0%)       $  282,850
                                            ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                 August 31, 1998
----------------------------------------------------------------------
          Socially Responsive Portfolio
1) Investment securities of the Portfolio are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Portfolio values all other securities by a method the trustees of Equity Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) At cost, which approximates market value.
4) The cost of investments for Federal income tax purposes was $269,594,000. At August 31, 1998, gross unrealized appreciation of investments was $45,152,000 and gross unrealized depreciation of investments was $28,680,000, resulting in net unrealized appreciation of $16,472,000, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                      August 31,
(000'S OMITTED)                                          1998
                                                    --------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $     286,066
      Cash                                                      9
      Dividends and interest receivable                       507
      Deferred organization costs (Note A)                      4
      Other assets                                              2
                                                    --------------
                                                          286,588
                                                    --------------
LIABILITIES
      Payable for collateral on securities loaned
        (Note A)                                            2,538
      Payable for securities purchased                        951
      Payable to investment manager (Note B)                  150
      Accrued expenses and other payables                      99
                                                    --------------
                                                            3,738
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     282,850
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     266,337
      Net unrealized appreciation in value of
        investment securities                              16,513
                                                    --------------
NET ASSETS                                          $     282,850
                                                    --------------
*Cost of investments                                $     269,553
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                      For the
                                                     Year Ended
                                                     August 31,
(000'S OMITTED)                                         1998
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $     3,988
      Interest income                                       760
      Foreign taxes withheld (Note A)                        (7)
                                                    ------------
        Total income                                      4,741
                                                    ------------
    Expenses:
      Investment management fee (Note B)                  1,696
      Custodian fees (Note B)                               106
      Legal fees                                             24
      Auditing fees                                          23
      Accounting fees                                        10
      Amortization of deferred organization and
        initial offering expenses (Note A)                    6
      Trustees' fees and expenses                             8
      Insurance expense                                       4
      Miscellaneous                                           1
                                                    ------------
        Total expenses                                    1,878
                                                    ------------
        Net investment income                             2,863
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold                                               26,331
    Change in net unrealized appreciation of
      investment securities                             (50,773)
                                                    ------------
        Net loss on investments                         (24,442)
                                                    ------------
        Net decrease in net assets resulting from
          operations                                $   (21,579)
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                     For the
                                                   Year Ended
                                                   August 31,
(000'S OMITTED)                               1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $       2,863   $       2,214
    Net realized gain on investments             26,331          11,478
    Change in net unrealized
      appreciation of investments               (50,773)         44,043
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from operations          (21,579)         57,735
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                    71,633          57,455
    Reductions                                  (23,485)        (17,394)
                                          -----------------------------
    Net increase in net assets resulting
      from transactions
      in investors' beneficial interests         48,148          40,061
                                          -----------------------------
NET INCREASE IN NET ASSETS                       26,569          97,796
NET ASSETS:
    Beginning of year                           256,281         158,485
                                          -----------------------------
    End of year                           $     282,850   $     256,281
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1998
----------------------------------------------------------------------
          Equity Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Socially Responsive Portfolio (the "Portfolio") is a separate operating series of Equity Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("N&B Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represents amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period. At August 31, 1998, the unamortized balance of such expenses amounted to $3,583.
7) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
8) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Portfolio makes security loans. The Portfolio will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of its investors from qualifying as a regulated investment company. Prior to June 1, 1998, the Portfolio made securities loans to Neuberger&Berman, LLC ("Neuberger"), the Portfolio's principal broker and sub-adviser. These loans were made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Portfolio received cash as collateral against the lent securities, which was maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Portfolio received income earned on the lent securities and a portion of the income earned on the cash collateral. During the year ended August 31, 1998, the Portfolio lent securities to Neuberger. Effective June 1, 1998, the Portfolio entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Portfolio receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Portfolio receives a fee, payable monthly, negotiated by the Portfolio and Morgan, based on the number and duration of the lending transactions. At August 31, 1998, the value of the securities loaned and the value of the collateral were $2,128,588 and $2,537,784, respectively.
9) REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a default under the repurchase agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains N&B Management as its investment manager under a Management Agreement dated as of March 11, 1994. For such investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Portfolio and Morgan, Morgan has agreed to reimburse the Portfolio for transaction costs incurred on security lending transactions charged by the custodian. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $264 and $40.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended August 31, 1998, there were purchase and sale transactions (excluding short-term securities) of $183,937,505 and $137,674,368, respectively.
   During the year ended August 31, 1998, brokerage commissions on securities transactions amounted to $401,601, of which Neuberger received $296,353, and other brokers received $105,248.
   In addition, Neuberger's share of the total interest income earned for the year ended August 31, 1998, from the collateralization of securities loaned to or through Neuberger was $10,803.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                                               For the
                                                                                             Period from
                                                                                              March 14,
                                                                                               1994(1)
                                                  For the Year Ended August 31,             to August 31,
                                             1998        1997        1996        1995           1994
                                            --------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                           .60%        .63%        .65%        --             --
                                            --------------------------------------------------------------
    Net Expenses                                .60%        .63%        .65%       .68%           .69%(3)
                                            --------------------------------------------------------------
    Net Investment Income                       .92%       1.08%       1.02%      1.18%          1.33%(3)
                                            --------------------------------------------------------------
Portfolio Turnover Rate                          47%         51%         53%        58%            14%
                                            --------------------------------------------------------------
Net Assets, End of Year (in millions)       $ 282.9     $ 256.3     $ 158.5     $ 96.7     $     70.7
                                            --------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Equity Managers Trust and
Owners of Beneficial Interest of
Neuberger&Berman Socially Responsive Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger&Berman Socially Responsive Portfolio (the "Portfolio"), at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 9, 1998

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Deferred Compensation Plan of the
City of New York and Related Agencies
and Instrumentalities
40 Rector Street 3rd Floor
New York, NY 10006
212-306-7760

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109

OFFICERS AND TRUSTEES
Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Lawrence Zicklin
 PRESIDENT AND TRUSTEE
Faith Colish
 TRUSTEE
Howard A. Mileaf
 TRUSTEE
Edward I. O'Brien
 TRUSTEE
John T. Patterson, Jr.

 TRUSTEE
John P. Rosenthal
 TRUSTEE
Cornelius T. Ryan
 TRUSTEE
Gustave H. Shubert
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Neuberger&Berman Management Inc. & Neuberger&Berman NYCDC Socially Responsive Trust are service marks of Neuberger&Berman Management Inc.
-C- 1998 Neuberger&Berman Management Inc.

  Neuberger&Berman Management Inc.-Registered Trademark-

            605 THIRD AVENUE 2ND FLOOR
            NEW YORK, NY 10158-0180
            SHAREHOLDER SERVICES
            800.877.9700
            INSTITUTIONAL SERVICES
            800.366.6264
            WWW.NBFUNDS.COM









            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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